Restoration provision and other liabilities	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Restoration provision and other liabilities

12.	Restoration provision and other liabilities

(a)	Restoration provision

Future restoration of the Company’s mining properties, in accordance with local requirements are as follows:

Balance at December 31, 2023	$22,821
Revisions in estimated cash flows and changes in assumptions	579
Accretion expense	495
Translation adjustment	396
Balance, at December 31, 2024	$24,291
Revisions in estimated cash flows and changes in assumptions	(3,884)
Acquisitions (Note 14)	250
Accretion expense	402
Translation adjustment	1,595
Balance, at December 31, 2025	$22,654

As at December 31, 2025, there is a restoration provision of $18,026 (December 31, 2024 - $20,122) with respect to the Panasqueira Mine, representing management’s estimate of the present value of the rehabilitation costs relating to the mine site totaling $21,499 (€ 11,472) (December 31, 2024 - $23,694 (€ 13,363)) and are to be incurred after the mine ceases production subsequent to 2045. BTW has assumed an inflation rate of 2.0% per year in calculating its estimates and a discount rate of 3.48% (December 31, 2024 – 2.0% and 0.35% respectively).

There is a restoration provision of $942 (December 31, 2024 - $1,008) with respect to Daytal’s future obligation to restore and reclaim the mine once it has ceased the processing of tungsten from the Los Santos Mine. The restoration provision represents management’s estimate of the present value of the rehabilitation costs relating to the mine site totaling $1,282 (December 31, 2024 - $982) and are to be incurred beginning in 2027 after Daytal ceases processing operations. Daytal has used a 5.5% discount rate and assumes an inflation rate of 2.0% per year (December 31, 2024 – 5.5% and 2.0% respectively) in calculating its estimates. The Company has filed, and is awaiting final approval of its mine plan and restoration provision by the relevant authorities in Spain. Banco Popular has posted a bank warranty of $294 (€180) (December 31, 2024 - $294 (€180)) on behalf of Daytal with the Region of Castilla y Leon, Trade and Industry Department as a form of deposit to cover the expected costs of restoring the mining property as required by Daytal’s Environmental Impact Statement that forms a part of its mining and exploitation license on the Los Santos Mine.

There is a restoration provision of $3,436 (December 31, 2024 - $3,161) with respect to the Sangdong Mine. The provision was determined based on a levy imposed by the relevant local government authority.

There is a restoration provision of $250 (December 31, 2024 – nil) with respect to the Gentung-Browns Lake Project. The provision represents management’s estimate of the present value of the rehabilitation costs relating to the property (see Note 14(a)).

(b)	Other liabilities

Included in other long-term liabilities is $661 (December 31, 2024 - $575) related to employee benefit obligations in respect of government mandated pension plans in AKTC and BTW.

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)